FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
3.1.    Financial risk factors
The Company is exposed to different financial risks: (a) market risk, (b) credit risk, and (c) liquidity risk. The risk management of the Company aims to minimize the adverse effects of financial risks affecting the company.

(a)    Market risk

Due to the nature of its operations, the Company has exposure to market factors such as: (i) fuel-price risk, (ii) exchange -rate risk (FX), and (iii) interest -rate risk.

The Company has developed manuals and procedures to manage the market risk, which goal is to identify, quantify, monitor and mitigate the adverse effects of changes in market factors mentioned above.

For the foregoing, Management monitors the evolution of fuel price levels, exchange rates and interest rates, quantifies their exposures and their risk, and develops and executes hedging strategies.

(i)    Fuel-price risk

Exposure:

For the execution of its operations, the Company purchases a fuel called Jet Fuel grade 54 USGC, which is subject to the fluctuations of international fuel prices.
Mitigation:

To hedge the fuel-price risk exposure, the Company operates with derivative instruments (swaps and options) whose underlying assets may be different from Jet Fuel, such as West Texas Intermediate (“WTI”) crude, Brent (“BRENT”) crude and distillate Heating Oil (“HO”), which may have a high correlation with Jet Fuel and greater liquidity.
Fuel Hedging Results:

During the period ended December 31, 2025, the Company recognized losses of US$19.1 million for fuel hedging net of premiums in the costs of sales for the year. During the year ended December 31, 2024, the Company recognized losses of US$(18.1) million for fuel hedging net of premiums in the costs of sales for the year.

As of December 31, 2025, the market value of the fuel positions amounted to US$14.0 million. At the end of December 2024, this market value was US$7.7 million.

The following tables show the level of hedge for different periods:

Positions as of December 31, 2025 (*)	Maturities
	Q126	Q226	Q326	Q426	Total
Percentage of coverage over the expected volume of consumption	48%	39%	26%	17%	32%

Positions as of December 31, 2024 (*)	Maturities
	Q125	Q225	Q325	Q425	Total
Percentage of coverage over the expected volume of consumption	51%	47%	34%	30%	41%
(*) The percentage shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis

A drop in fuel price positively affects the Company through a reduction in costs. However, also negatively affects contracted positions as these are acquired to protect the Company against the risk of a rise in price. Therefore, the strategy is to maintain a hedge-free percentage in order to be competitive in the event of a drop in price.

The current hedge positions are booked as cash flow hedge contracts, so a variation in the fuel price has an impact on the Company’s net equity.

The following table shows the sensitivity of financial instruments according to reasonable changes in the price of fuel and their effect on equity.
The calculations were made considering a parallel movement of US$5 per barrel in the underlying reference price curve at the end of December 2025 and the end of December of 2024 . The projection period was defined until the end of the last fuel hedging contract in force, being the last business day of the fourth trimester of 2026.

Benchmark price (US$ per barrel)	Positions as of December 31, 2025 effect on Equity (MUS$)	Positions as of December 31, 2024 effect on Equity (MUS$)
+5	+17.6	+15.7
-5	-15.1	-12.8
Given the fuel hedging structure for the year 2025, which considers a portion free of hedges, a vertical drop of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an impact of approximately US$142.0 million lower fuel cost. For the same period, a vertical rise of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an approximate impact of US$131.5 million in higher fuel costs.
(ii)    Foreign exchange rate risk:

Exposure:

The functional currency of the financial statements of the parent company is the US dollar, so that the risk of the Transactional and Conversion exchange rate arises mainly from the Company's business, strategic and accounting operating activities that are expressed in a monetary unit other than the functional currency.

The subsidiaries of LATAM are also exposed to foreign exchange risk whose impact affects the Company's Consolidated Income.

The largest operational exposure to LATAM's exchange risk comes from the concentration of businesses in Brazil, which are mostly denominated in Brazilian real (R$), and are actively managed by the Company.

At a lower concentration, the Company is also exposed to the fluctuation of other currencies, such as: Euro, Pound sterling, Australian dollar, Colombian peso, Chilean peso, Argentine peso, Paraguayan guarani, Mexican peso, Peruvian Sol and New Zealand dollar.

Mitigation:

The Company mitigates currency risk exposures by contracting hedging or non-hedging derivative instruments or through natural hedges or execution of internal operations.

Exchange Rate Hedging Results (FX):
As of December 31, 2025, the Company recognized losses of US$22.1 million for FX hedging derivatives net of premiums reflected in exchange rate. At the end of December of 2024, the Company recognize gains for US$10.0 million for FX hedging derivatives reflected in exchange rate.

As of December 31, 2025, the market value of hedging FX derivative positions is US$2.7 million. As of December 31, 2024, the market value of the hedging FX derivative positions was US$3.1 million. As of December 31, 2025, the Company has current hedging FX derivatives for US$355 million. As of December 31, 2024, the Company holds current hedging FX derivatives of US$165 million.

Sensitivity analysis:

A depreciation of the R$/US$ exchange rate, negatively affects the Company's operating cash flows, however, also positively affects the value of the positions of derivatives contracted.

The following table shows the sensitivity of current hedging FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity.

Appreciation (depreciation) of R$/US$	Effect on equity as of December 31, 2025 (MUS$)	Effect on equity as of December 31, 2024 (MUS$)
-10%	-7.9	-3.6
+10%	+10.9	+1.0

Impact of Exchange rate variation in the Consolidated Income Statements (Foreign exchange gains/losses).

In the case of TAM S.A., whose functional currency is the Brazilian real, a large part of its assets and liabilities is expressed in US dollars. Therefore, when converting financial assets and liabilities, from US dollar to Brazilian reais, they have an impact on the result of TAM S.A., which is consolidated in the Company's Income Statement.

In order to reduce the impact on the Company's result caused by appreciations or depreciations of R$/US$, the Company carries out internal operations to reduce the net exposure in US$ for TAM S.A.

The following table shows the impact of the Exchange Rate variation on the Consolidated Income Statement when the R$/US$ exchange rate appreciates or depreciates by 10%:

Appreciation (depreciation) of R$/US$	Effect on Income Statement for the year ended December 31, 2025 (MUS$)	Effect on Income Statement for the year ended December 31, 2024 (MUS$)
-10%	-59.7	-54.7
+10%	+59.7	+54.7

Impact of the exchange rate variation in the Equity, from translating the subsidiaries financial statements into US Dollars (Cumulative Translate Adjustment).

Since the functional currency of TAM S.A. and Subsidiaries is the Brazilian real, the Company presents the effects of the exchange rate fluctuations in Other comprehensive income (Cumulative Translation Adjustment) by converting the Statement of financial position and Income statement of TAM S.A. and Subsidiaries from their functional currency to the U.S. dollar, which is the presentation currency of the consolidated financial statement of LATAM Airlines Group S.A. and Subsidiaries.

The following table shows the impact on the Cumulative Translation Adjustment included in Other comprehensive income recognized in Total equity in the case of an appreciation or depreciation 10% the exchange rate R$/US$:

Appreciation (depreciation) of R$/US$	Effect at December 31, 2025 MUS$	Effect at December 31, 2024 MUS$
-10%	+368.74	+318.51
+10%	-301.70	-260.60

(iii)    Interest -rate risk:

Exposure:

The Company has exposure to fluctuations in interest rates affecting the future cash flows of the assets, and current and future financial liabilities.

The Company is mainly exposed to the Secured Overnight Financing Rate (“SOFR”) and other less relevant interest rates such as Brazilian Interbank Certificates of Deposit (“CDI”) .

Of the company's financial debt subject to variable rates, all of the contracts maintain exposure to the SOFR reference rate.
Mitigation:
Currently, 66% (76% as of December 31, 2024) of the debt is fixed. The variable debt, is indexed to the reference rate based on SOFR.
Likewise, most of the company's liquidity is denominated in dollars and indexed to a return rate similar and with alike fluctuation to the SOFR rate, which helps reduce exposure.
Rate Hedging Results:
During the period ended December 31, 2025, the Company did not recognize any losses for premiums paid. At the end of December of 2024, the Company did not recognize any losses for premiums paid.
As of December 31, 2025, the Company does not hold interest rate derivative positions corresponding to operating leases to fix the income of future plane arrivals. (US$4.68 million as of December 31, 2024).

As of December 31, 2025, the Company recognized an decrease in the right-of-use asset due to the expiration of derivatives for US$2.20 million associated with the aircraft lease. As of December 31, 2024, the Company recognized an increase in the right-of-use asset due to the expiration of derivatives for US$0.1 million associated with the aircraft lease. On this same date, a lower depreciation expense of the right-of-use asset for US$2.0 million was recognized. At the end of December of 2024, the Company recognized US$1.9 million for this same concept.

As of December 31, 2025, the Company settled derivatives associated with hedges of leased aircraft for US$2.2 million. As of December 31, 2024, the Company settled derivatives associated with hedges of leased aircraft for US$0.1 million).

Sensitivity analysis:
The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease) of future curve SOFR rate	Positions as of December 31, 2025 effect on Income (Loss) before taxes (MUS$)	Positions as of December 31, 2024 effect on Income (Loss) before tax (MUS$)

+100 basis points	-14.35	-9.28
-100 basis points	+14.35	+9.28

A large part of the derivatives of current rates are recorded as cash flow hedge contracts, therefore, a variation in interest rates has an impact on the market value of the derivatives, whose changes affect the equity of the entity.

Increase (decrease) interest rate curve	Positions as of December 31, 2025 effect on equity (MUS$)	Positions as of December 31, 2024 effect on equity (MUS$)

+100 basis points	—	+5.9
-100 basis points	—	-6.3
The calculations were made by vertically increasing (decreasing) 100 basis points of the interest rate curve, both scenarios being reasonably possible according to historical market conditions.

The sensitivity calculation hypothesis must assume that the forward curves of interest rates will not necessarily reflect the real value of the compensation of the flows. In addition, the interest rate structure is dynamic over time.

During the period ended December 31, 2025, the Company did not record any losses for ineffectiveness in the consolidated income statement for this type of coverage.
(b)Credit risk
Credit risk occurs when the counterparty does not comply with its obligations to the Company under a specific contract or financial instrument, resulting in a loss in the market value of a financial instrument (only financial assets, not liabilities). The customer portfolio as of December 31, 2025 has experienced an increase of 20% compared to the balance as of December 31, 2024, mainly due to an increase in passenger transportation operations (travel agencies and corporate) which increased by 22% in its sales, mainly affecting the payment methods credit card 22%, and cash sales 20%. In relation to the cargo business, it presented a decrease in its operations of 9% compared to December 2024. There was special consideration for the Expected Credit Loss calculation for the clients with balance at the year end that management considered risky. The Expected Credit Loss at the end of December 2025 had a decrease of 12% compared to the end of December 2024, due to the reduction of the portfolio resulting from recoveries and the application of write-offs during the year.
The Company is exposed to credit risk due to its operational activities and its financial activities, including deposits with banks and financial institutions, investments in other types of instruments, exchange rate transactions and derivatives contracts.
To reduce the credit risk related to operational activities, the company has implemented credit limits to limit the exposure of its debtors, which are permanently monitored for the LATAM network, when deemed necessary, agencies have been blocked for cargo and passenger businesses.

(i)Financial activities

Cash surpluses that remain after the financing of assets necessary for the operation are invested according to credit limits informed to the Company’s Board, mainly in time deposits with different financial institutions, private investment funds and short-term mutual funds. These investments are booked as Cash and cash equivalents.

In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) its credit rating, and (ii) investment limits according to the Company’s level of liquidity. According to these two parameters, the Company chooses the most restrictive parameter of the previous two and based on this, establishes limits for operations with each counterparty.

The Company has no guarantees to mitigate this exposure.

(ii) Operational activities

The Company has four large sales “clusters”: travel agencies, cargo agents, airlines and credit-card administrators. The first three are governed by International Air Transport Association (“IATA”), international organization comprising most of the airlines that represent over 90% of scheduled commercial traffic and one of its main objectives is to regulate the financial transactions between airlines and travel agents and cargo. When an agency or airline does not pay their debt, it is excluded from operating with IATA’s member airlines. In the case of credit-card administrators, they are fully guaranteed by 100% by the issuing institutions.

Under certain of the Company’s credit card processing agreements, the financial institutions have the right to require that the Company maintain a reserve equal to a portion of advance ticket sales that have been processed by that financial institution, but for which the Company has not yet provided the air transportation. Additionally, the financial institutions have the ability to require additional collateral reserves or withhold payments related to receivables to be collected if increased risk is perceived related to liquidity covenants in these agreements or negative balances occur.

The exposure consists of the term granted, which fluctuates between 1 and 45 days.

One of the tools the Company uses for reducing credit risk is to participate in global entities related to the industry, such as IATA, Billing Settlement Plan (“BSP”), Cargo Account Settlement Systems (“CASS”), IATA Clearing House (“ICH”) and banks (credit cards). These institutions fulfill the role of collectors and distributors between airlines and travel and cargo agencies. In the case of the Clearing House, it acts as an offsetting entity between airlines for the services provided between them. A reduction in term and implementation of guarantees has been achieved through these entities.

The sales invoicing of TAM Linhas Aéreas S.A. related with cargo agents for domestic transportation in Brazil is done directly by TAM Linhas Aéreas S.A.

Credit quality of financial assets

The external credit evaluation system used by the Company is provided by IATA. Internal systems are also used for particular evaluations or specific markets based on trade reports available on the local market. The internal classification system is complementary to the external one, i.e. for agencies or airlines not members of IATA, the internal demands are greater.
To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently. The bad-debt rate in the principal countries where the Company has a presence is insignificant.

(c)    Liquidity risk

Liquidity risk represents the risk that the Company does not have sufficient funds to pay its obligations.

Due to the cyclical nature of its business, the operation and investment needs, along with the need for financing, the Company requires liquid funds, defined as Cash and cash equivalents plus other short-term financial assets, to meet its payment obligations.

The balance of liquid funds, future cash generation and the ability to obtain financing, provide the Company with alternatives to meet future investment and financing commitments.
As of December 31, 2025, the balance of liquid funds is US$2,150 million (US$1,958 million as of December 31, 2024), which are invested in short-term instruments through financial entities with a high credit rating classification.

As of December 31, 2025, LATAM maintains three Revolving Credit Facility for a total of US$1,850 million, one for an amount of US$800 million, another for an amount of US$750 million and the last one for US$300 million. The first two are fully available whilst the third has US$25 million undrawn and available. With this, the sum of the three committed credit lines amounts to a total of US$1,575 million. The first of these lines is secured by and subject to the availability of certain collateral (i.e. aircraft, engines and spare parts). The second one, is secured by certain intangibles assets of the Company, which are shared with both international bonds. The third is collateralized by spare engines. (See Note 31)
Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2025
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	3,159	6,266	6,266	202,439	218,130	164,600	To the expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	30,500	140,750	342,500	1,687,375	830,500	3,031,625	2,200,000	To the expiration	8.46	7.78
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	—	—	3	To the expiration	1.00	1.00

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	5,370	15,576	40,835	40,993	81,342	184,116	146,535	Quarterly	5.38	5.38
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,307	15,611	40,740	52,876	—	114,534	99,775	Quarterly/Monthly	5.81	5.81
0-E	CCB	Ireland	US$	3,670	10,686	27,597	26,849	199,000	267,802	170,208	Quarterly	5.75	5.75
0-E	BOCOMM	Ireland	US$	6,149	18,209	46,836	44,371	248,051	363,616	242,188	Quarterly	5.83	5.83

Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	5,463	16,383	43,668	16,557	—	82,071	78,956	Quarterly	2.03	1.79
0-E	NATIXIS	France	US$	14,707	43,262	108,256	50,467	34,705	251,397	218,473	Quarterly	5.39	5.39
0-E	CREDIT AGRICOLE	France	US$	4,378	13,063	310,081	—	—	327,522	275,012	To the expiration	5.94	5.94

Financial lease
0-E	NATIXIS	France	US$	9,409	27,399	70,797	96,349	—	203,954	166,742	Quarterly	6.12	6.12
0-E	EXIM BANK	U.S.A.	US$	25,763	73,206	148,595	61,763	13,355	322,682	305,863	Quarterly	3.54	2.68
0-E	BOC AVIATION	U.S.A.	US$	1,438	4,175	11,172	11,187	49,887	77,859	52,500	Monthly	6.31	6.31
0-E	BANK OF UTAH	U.S.A.	US$	5,952	17,928	54,357	48,204	69,393	195,834	149,983	Monthly	10.46	10.46

	TOTAL			118,106	399,407	1,251,700	2,143,257	1,728,672	5,641,142	4,270,838

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2025
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	9,886	—	—	11,926	11,926	Quarterly	—	—

	TOTAL			510	1,530	9,886	—	—	11,926	11,926

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2025
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Amortization	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Currency	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	—	174,401	577,354	1,272,385	1,027,954	1,829,616	4,881,710	3,574,027	US$	—	—
	OTHER ASSETS	OTHERS	—	4,726	13,773	36,544	27,416	95,744	178,203	127,549	US$	—	—
			—	300	878	2,325	2,325	19,758	25,586	22,433	CLP	—	—
			—	1,508	4,261	9,817	7,852	6,143	29,581	25,862	UF	—	—
			—	493	1,431	1,305	—	—	3,229	3,028	COP	—	—
			—	28	24	29	1	—	82	75	EUR	—	—
			—	3,289	9,858	17,971	14,020	10,827	55,965	39,675	BRL	—	—
			—	38	101	84	2	—	225	212	MXN	—	—
Trade and other accounts payables
-	OTHERS	OTHERS	—	1,328,751	2,383	—	—	—	1,331,134	1,331,134	US$	—	—
			—	200,784	1,806	—	—	—	202,590	202,590	CLP	—	—
			—	973,006	649	—	—	—	973,655	973,655	BRL	—	—
			—	173,295	4,172	—	—	—	177,467	177,467	Other currency	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	—	—	2,375	—	—	—	2,375	2,375	—	—	—
Foreign	Delta Air Lines, Inc.	U.S.A	—	—	5,332	—	—	—	5,332	5,332	—	—	—
	Total			2,860,619	624,397	1,340,460	1,079,570	1,962,088	7,867,134	6,485,414
	Total consolidated			2,979,235	1,025,334	2,602,046	3,222,827	3,690,760	13,520,202	10,768,178

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Obligations with the public
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	203,875	407,750	1,107,750	1,455,125	3,174,500	2,100,000	To the expiration	10.69	9.71
97.036.000-K	SANTANDER	Chile	US$	—	2,970	5,889	5,889	167,830	182,578	147,217	To the expiration	2.00	2.00
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	To the expiration	1.00	1.00
Guaranteed obligations
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,770	17,015	43,945	41,683	33,697	142,110	115,727	Quarterly/Monthly	7.73	7.73
0-E	BOCOMM	Ireland	US$	2,724	8,158	20,911	19,790	110,277	161,860	100,000	Quarterly	6.42	6.42
0-E	BNP PARIBAS	U.S.A.	US$	5,996	17,263	45,343	43,928	104,940	217,470	159,624	Quarterly	6.03	6.03
Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	4,097	13,097	35,021	292,571	-	344,786	275,012	To the expiration	6.63	6.63
0-E	EXIM BANK	U.S.A.	US$	5,447	16,392	43,700	38,590	14	104,143	99,109	Quarterly	2.29	2.05
Financial lease
0-E	NATIXIS	France	US$	10,319	29,916	77,088	112,238	24,493	254,054	191,383	Quarterly	6.73	6.73
0-E	US BANK	U.S.A.	US$	11,210	6,710	—	—	—	17,920	17,492	Quarterly	4.88	3.40
0-E	EXIM BANK	U.S.A.	US$	36,227	82,640	180,932	108,316	36,702	444,817	413,072	Quarterly	4.00	3.17
0-E	BANK OF UTAH	U.S.A.	US$	5,981	18,001	51,307	60,431	86,947	222,667	161,870	Monthly	10.71	10.71

	TOTAL			87,771	416,037	911,886	1,831,186	2,020,031	5,266,911	3,780,509
(*)Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	7,846	—	13,966	13,966	Quarterly	—	—

	TOTAL			510	1,530	4,080	7,846	—	13,966	13,966

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	144,076	507,305	1,171,362	958,537	1,718,984	4,500,264	3,174,757	—	—	—
	OTHER ASSETS	OTHERS	US$	3,717	11,276	31,723	27,462	90,051	164,229	88,854	—	—	—
			CLP	1,535	4,604	11,441	10,263	29,935	57,778	36,151	—	—	—
			UF	1,264	3,757	9,241	6,523	3,631	24,416	21,425	—	—	—
			COP	344	1,016	1,784	56	—	3,200	2,829	—	—	—
			EUR	31	92	58	8	—	189	183	—	—	—
			BRL	3,072	8,322	18,727	12,425	18,256	60,802	38,082	—	—	—
			MXN	87	217	11	—	—	315	299	—	—	—
Trade and other accounts payables
	OTHERS	OTHERS	US$	1,291,259	6,478	—	—		1,297,737	709,933	—	—	—
			CLP	65,753	193	—	—	—	65,946	64,317	—	—	—
			BRL	224,513	6,621	—	—	—	231,134	409,474	—	—	—
			Other currency	172,749	4,534	—	—	—	177,283	118,189	—	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	0	—	3,576	—	—	—	3,576	3,576	—	—	—
Foreign	Delta Air Lines, Inc.	U.S.A	0	—	9,299	—	—	—	9,299	9,299	—	—	—

	Total			1,908,400	567,290	1,244,347	1,015,274	1,860,857	6,596,168	4,677,368
	Total consolidated			1,996,681	984,857	2,160,313	2,854,306	3,880,888	11,877,045	8,471,843
The Company has fuel, interest rate and exchange rate hedging strategies involving derivatives contracts with different financial institutions.
As of December 31, 2025, the Company does not maintains guarantees corresponding to derivative transactions. At of December 31, 2024, the Company had guarantees for US$0.5 million corresponding to derivative transactions.
3.2.    Capital risk management
The objectives of the Company, in relation to capital management are: (i) to meet the minimum equity requirements and (ii) to maintain an optimal capital structure.

The Company monitors contractual obligations and regulatory requirements in the different countries where the group's companies are domiciled to ensure faithful compliance with the minimum equity requirement, the most restrictive limit of which is to maintain positive liquid equity.

Additionally, the Company periodically monitors the short and long term cash flow projections to ensure that it has sufficient cash generation alternatives to meet future investment and financing commitments.

The Company's international credit rating is the result of its ability to meet its long-term financial commitments. As of December 31, 2025, The Company has a national scale rating of A with positive outlook by Fitch and a rating of A- with positive outlook by Feller. On an international scale, it has a rating of BB with a stable outlook by Standard & Poor's, a rating of Ba2 with a stable outlook by Moody's and a rating of BB with a positive outlook by Fitch.
3.3.    Estimates of fair value.
At December 31, 2025, the Company maintained financial instruments that should be recorded at fair value. These are grouped into two categories:
1.Derivative financial instruments:
This category includes the following instruments:
-Interest rate derivative contracts,
-Fuel derivative contracts,
-Currency derivative contracts.
2.Financial Investments:
This category includes the following instruments:
-Investments in short-term Mutual Funds (cash equivalent)
The Company has classified the fair value measurement using a hierarchy that reflects the level of information used in the assessment. This hierarchy consists of 3 levels (I) fair value based on quoted prices in active markets for identical assets or liabilities, (II) fair value calculated through valuation methods based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) and (III) fair value based on inputs for the asset or liability that are not based on observable market data.
The fair value of financial instruments traded in active markets, such as investments acquired for trading, is based on quoted market prices at the close of the period using the current price of the buyer. The fair value of financial assets not traded in active markets (derivative contracts) is determined using valuation techniques that maximize use of available market information. Valuation techniques generally used by the Company are quoted market prices of similar instruments and / or estimating the present value of future cash flows using forward price curves of the market at period end.
The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2025				As of December 31, 2024
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	140,343	140,343	—	—	77,313	77,313	—	—
Short-term mutual funds	140,343	140,343	—	—	77,313	77,313	—	—

Other financial assets, current	16,699	—	16,699	—	15,565	—	15,565	—
Fair value interest rate derivatives	—	—	—	—	4,676	—	4,676	—
Fair value of fuel derivatives	14,009	—	14,009	—	7,747	—	7,747	—
Fair value of foreign currency derivative	2,690	—	2,690	—	3,142	—	3,142	—

Liabilities
Other financial liabilities, current	—	—	—	—	—	—	—	—
Fair value of foreign currency derivatives	—	—	—	—	—	—	—	—
Additionally, at December 31, 2025, the Company has financial instruments which are not recorded at fair value. In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2025		As of December 31, 2024
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	2,009,770	2,009,770	1,880,475	1,880,475
Cash on hand	2,059	2,059	1,885	1,885
Bank balance	761,242	761,242	664,173	664,173
Overnight	47,386	47,386	103,761	103,761
Time deposits	1,199,083	1,199,083	1,110,656	1,110,656
Other financial assets, current	53,845	53,845	51,730	51,730
Other financial assets	53,845	53,845	51,730	51,730
Trade debtors, other accounts receivable and Current accounts receivable	1,381,869	1,381,869	1,163,707	1,163,707
Accounts receivable from entities related, current	7	7	25	25
Other financial assets, non-current	52,139	52,139	53,772	53,772
Accounts receivable, non-current	13,950	13,950	12,342	12,342

Other current financial liabilities	745,303	922,837	635,213	837,181
Accounts payable for trade and other accounts payable, current	2,684,846	2,684,846	2,133,572	2,133,572
Accounts payable to entities related, current	7,707	7,707	12,875	12,875
Other financial liabilities, non current	7,343,223	7,058,956	6,515,238	6,361,620
Accounts payable, non current	471,208	471,208	491,762	491,762

The book values of accounts receivable and payable are assumed to approximate their fair values, due to their short-term nature. In the case of cash on hand, bank balances, overnight, time deposits and accounts payable, non-current, fair value approximates their carrying values.

The fair value of other financial liabilities is estimated by discounting the future contractual cash flows at the current market interest rate for similar financial instruments (Level II). In the case of Other financial assets, the valuation was performed according to market prices at period end. The book value of Other financial liabilities, current or non-current, do not include lease liabilities.